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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2013

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2013

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	24
Additional Information	46
Shareholder Meeting Information	48

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PERFORMANCE SUMMARY

The Trust declared $0.11 of dividends during the second fiscal quarter and $0.22 during the six months ended August 31, 2013. Based on the average month-end net asset value (''NAV'') per share of $6.05 for the second fiscal quarter and the six-month period, this resulted in an annualized distribution rate(1) of 7.15% for the second fiscal quarter and 7.37% for the six-month period. The Trust's total return for the second fiscal quarter, based on NAV, was 0.32% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the ''Index'')(2) of 0.35% for the same quarter. For the six months ended August 31, 2013, the Trust's total return, based on NAV(3), was 3.71%, versus a total return on the Index of 1.98%. The total market value return(3) for the Trust's common shares during the second fiscal quarter was (1.24)% and for the six months ended August 31, 2013 was (2.78)%.

MARKET REVIEW

Within the below-investment-grade-credit markets, the reporting period was marked by a noticeable divergence of both investor sentiment and investment performance. During the first half of the period, markets clearly benefited from continued loose monetary policy, benign credit conditions and global economic growth that was, at a minimum, consistent with tempered expectations. Against that backdrop, loans as measured by the Index, returned 1.62% from March through May. As the year progressed, however, the broad market became obsessed with

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(3)  The total return is based on full reinvestment of dividends.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2013
Net Assets	$889,551,238
Total Assets	$1,342,996,176
Assets Invested in Senior Loans	$1,297,695,296
Senior Loans Represented	346
Average Amount Outstanding per Loan	$3,750,564
Industries Represented	35
Average Loan Amount per Industry	$37,077,008
Portfolio Turnover Rate (YTD)	55%
Weighted Average Days to Interest Rate Reset	40
Average Loan Final Maturity	63 months
Total Leverage as a Percentage of Total Assets	29.00%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2013 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
BJs Wholesale Club	1.8%	2.7%
Ineos US Finance LLC	1.6%	2.4%
Reynolds Group Holdings Inc	1.5%	2.3%
Asurion, LLC	1.5%	2.3%
Univision Communications, Inc.	1.4%	2.2%
Caesars Entertainment Operating Company, Inc.	1.4%	2.1%
West Corp	1.3%	2.0%
ADS Waste Holdings, Inc.	1.3%	1.9%
Valeant Pharmaceuticals International, Inc.	1.2%	1.8%
FMG Resources (August 2006) Pty Ltd	1.1%	1.7%

the prospect of the U.S. Federal Reserve (the "Fed") beginning to reduce its long-running bond buying program, and with the near- and longer-term implications of such action. As a result, fixed income markets in June corrected in an unusually swift and violent fashion. Although loans were the best relative performer within the income category, they nonetheless experienced their first negative total return month of the year, losing 0.59%. The loss was largely due to selling pressure from high-yield bond funds, which met large redemptions by reducing their more liquid loan exposures; and to a surge in new-issue loan volume. As Fed comments were absorbed over the ensuing months, investors again embraced risk more readily and most markets recovered some if not all of the June losses. Loans posted a 0.99% total return during July, only to go essentially flat (-0.04%) in August as taper talk persisted.

While loan returns have fluctuated recently, market technical factors such as supply and demand, and fundamentals such as credit performance, remain reasonably sound. Visible inflows into the asset class consistently have been strong and generally balanced across retail funds and institutional portfolios. As a result of this demand, credit spreads have contracted, albeit from historically wide levels. Fortunately, a substantial increase in new loan supply since the end of the first calendar quarter has absorbed a good portion of those inflows. Despite having a slight dampening effect on secondary market prices, the new supply has provided a degree of stability to new issue spreads and yields. As measured by the Index, trailing default rates are up from recent lows, yet remain well inside the historical average for the asset class; forward default activity (adjusted for one large issuer likely to file for bankruptcy soon) appears to be relatively contained.

Portfolio Specifics: The Trust outperformed the Index on an NAV basis for the reporting period, attributable largely to favorable relative value positioning within the secured loan asset class and the use of leverage for investment purposes. Use of leverage has remained within our target range. Continuing the trend firmly established during the first part of the calendar year, there was greater volatility within the larger, more actively traded loans in the Index, which caused some of the Trust's larger holdings to underperform on a relative basis. Additionally, absolute performance was impacted by the decline in credit spreads noted above, which effectively lowered the yield on the Trust's loan assets. The Trust had a weighted average credit spread of 4.13% as of August 31, 2013, compared to 4.31% as of February 28, 2013. Over the same time

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2013 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Business Equipment & Services	12.5%	18.8%
Retailers (Except Food & Drug)	9.1%	13.7%
Electronics/Electrical	8.7%	13.2%
Health Care	7.4%	11.2%
Chemicals & Plastics	5.8%	8.7%
Telecommunications	4.7%	7.2%
Lodging & Casinos	4.7%	7.1%
Industrial Equipment	4.5%	6.9%
Publishing	3.5%	5.3%
Radio & Television	3.5%	5.3%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

frame the Trust's weighted average coupon ("WAC"), including the impact of LIBOR(1) floors, declined to 5.17% from 5.29%. (WAC was 5.72% as of August 31, 2012.) While we expect the re-pricing trend to persist, there are signs which indicate the pace is slowing.

Fundamental credit performance remained solid during the reporting period although there was a slight uptick in the Trust's default rate, consistent with the market. Four of seven new defaults were technical in nature, related to procedural bankruptcy filings necessary in order to consummate a large mergers. Each of these loans was reinstated at full face value. None of the defaults had a material impact on the Trust's NAV during the period.

Sector weightings remained fairly constant during the period. The lone notable movement was a reduction of exposure to the retail industry, which was 9.52% at period-end, down from 11.23% at the end of the last fiscal quarter. This reduction was the result of actively harvesting gains in several of the Trust's retail positions, along with actively pursuing value-enhancing trades. The Trust's other top industry exposures — business equipment/services, electronics and healthcare — were generally accretive to relative returns.

The Trust remains well diversified, with 274 issuers and 35 different industry sectors represented in the portfolio. The average issuer exposure at period-end was 0.36%, while the average industry sector exposure was 2.86%. Both measures were largely unchanged from the prior reporting period.

Ratings Distribution as of August 31, 2013
Ba	30.76%
B	58.86%
Caa and below	7.02%
Not rated*	3.36%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Current Strategy and Outlook: Looking ahead, assuming an even-keeled macroeconomic backdrop, and supposing we can side-step any self-inflicted political landmines, in our opinion, we envision a technically robust finale to the year in the global loan market. Given concerns over rising interest rates, modest default expectations and a slow but resilient U.S. economy, we believe new investment into the asset class will likely remain robust. New loan supply will remain the wildcard, hopefully fueled by expanding merger and acquisition business after a long period of subdued activity. Should these factors play out favorably, loans, given their attractive absolute and

(1)  LIBOR stands for London Interbank Offered Rate, an average interest rate that leading commercial banks pay to borrow from other banks. LIBOR is a primary benchmark for short-term interest rates around the world.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

relative yields and their unique structural features, we believe would likely remain a favored allocation within diversified portfolios.

Jeffrey A. Bakalar Senior Vice President Managing Director ING Investment Management Co. LLC	Daniel A. Norman Senior Vice President Managing Director ING Investment Management Co. LLC

ING Prime Rate Trust
October 1, 2013

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2013
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	9.79%	8.52%	6.27%	5.51%
Based on Market Value	10.66%	10.61%	9.85%	5.04%
S&P/LSTA Leveraged Loan Index	5.90%	6.36%	6.79%	5.39%
Credit-Suisse Leveraged Loan Index	6.66%	6.61%	6.22%	5.18%

The table above illustrates the total return of the Trust against the indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2013	3.25%	6.36%	6.23%	6.98%	6.84%
May 31, 2013	3.25%	7.02%	6.78%	7.36%	7.11%
February 28, 2013	3.25%	9.25%	8.49%	7.57%	6.96%
November 30, 2012	3.25%	7.92%	7.53%	7.47%	7.10%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's Common Shares will also fall. To the extent that the credit spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Trust's exposure to risks associated with rising interest rates.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2013 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,299,562,930)	$1,299,763,886
Cash	1,394,087
Foreign currencies at value (Cost $796,073)	785,930
Receivables:
Investment securities sold	32,563,520
Interest	8,098,345
Unrealized appreciation on forward foreign currency contracts	348,445
Unrealized appreciation on unfunded commitments	4,988
Prepaid arrangement fees on notes payable	35,507
Prepaid expenses	1,468
Total assets	1,342,996,176
LIABILITIES:
Notes payable	389,500,000
Payable for investment securities purchased	62,066,034
Accrued interest payable	215,763
Payable for investment management fees	864,096
Payable for administrative fees	270,030
Payable to custodian	77,246
Accrued trustees fees	9,024
Unrealized depreciation on forward foreign currency contracts	38,426
Other accrued expenses	404,319
Total liabilities	453,444,938
NET ASSETS	$889,551,238
Net assets value per common share outstanding (net assets divided by 147,736,581 shares of beneficial interest authorized and outstanding, no par value)	$6.02
NET ASSETS WERE COMPRISED OF:
Paid-in capital	1,099,344,834
Undistributed net investment income	2,678,507
Accumulated net realized loss	(212,923,893)
Net unrealized appreciation	451,790
NET ASSETS	$889,551,238

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2013 (Unaudited)

INVESTMENT INCOME:
Interest	$37,221,463
Dividends	156
Amendment fees earned	1,350,734
Other	1,274,268
Total investment income	39,846,621
EXPENSES:
Investment management fees	5,112,859
Administration fees	1,597,769
Transfer agent fees	37,917
Interest expense	2,234,300
Custody and accounting expense	273,261
Professional fees	53,067
Shareholder reporting expense	131,240
Trustees fees	15,482
Miscellaneous expense	120,057
Total expenses	9,575,952
Net investment income	30,270,669
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,083,170
Forward foreign currency contracts	70,948
Foreign currency related transactions	(231,465)
Net realized gain	11,922,653
Net change in unrealized appreciation or (depreciation) on:
Investments	(8,060,616)
Forward foreign currency contracts	(321,152)
Foreign currency related transactions	(368,614)
Unfunded commitments	4,026
Net change in unrealized appreciation or (depreciation)	(8,746,356)
Net realized and unrealized gain	3,176,297
Increase in net assets resulting from operations	$33,446,966

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
FROM OPERATIONS:
Net investment income	$30,270,669	$67,186,081
Net realized gain (loss)	11,922,653	(2,597,367)
Net change in unrealized appreciation or (depreciation)	(8,746,356)	31,518,362
Increase in net assets resulting from operations	33,446,966	96,107,076
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(32,831,104)	(62,192,534)
Decrease in net assets from distributions to common shareholders	(32,831,104)	(62,192,534)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	1,838,334	1,728,800
Proceeds from shares sold	49,826	125,377
Net increase from capital share transactions	1,888,160	1,854,177
Net increase in net assets	2,504,022	35,768,719
NET ASSETS:
Beginning of year or period	887,047,216	851,278,497
End of year or period (including undistributed net investment income of $2,678,507 and $5,238,942 respectively)	$889,551,238	$887,047,216

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2013 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$30,753,400
Dividends received	280
Facility fees received	4,201
Arrangement fees paid	(19,726)
Other income received	2,266,340
Interest paid	(2,197,696)
Other operating expenses paid	(6,820,146)
Purchases of securities	(759,616,459)
Proceeds on sale of securities	734,884,268
Net cash used by operating activities	(745,538)
Cash Flows From Financing Activities:
Dividends paid to common shareholders (net of reinvested distributions)	(30,992,770)
Proceeds from shares sold	49,826
Net increase of notes payable	18,900,000
Net cash flows used in financing activities	(12,042,944)
Net decrease	(12,788,482)
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	(9,337)
Cash and foreign currency balance
Net decrease in cash and foreign currency	(12,797,819)
Cash and foreign currency at beginning of period	14,977,836
Cash and foreign currency at end of period	$2,180,017
Reconciliation of Net Decrease in Net Assets Resulting from Operations To Net Cash Used by Operating Activities:
Net increase in net assets resulting from operations	$33,446,966
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	8,060,616
Change in unrealized appreciation or depreciation on forward foreign currency contracts	321,152
Change in unrealized appreciation or depreciation on unfunded commitments	(4,026)
Change in unrealized appreciation or depreciation on foreign currency related transactions	368,614
Accretion of discounts on investments	(4,678,620)
Amortization of premiums on investments	427,421
Net realized gain on sale of investments, forward foreign currency contracts and foreign currency related transactions	(11,922,653)
Purchases of investment securities	(759,616,459)
Proceeds from disposition of investment securities	734,884,268
Decrease in other assets	615
Increase in interest and other receivable	(2,216,599)
Increase in prepaid arrangement fees on notes payable	(19,726)
Decrease in prepaid expenses	4,201
Increase in accrued interest payable	36,604
Increase in payable for investment management fees	106,981
Increase in payable for administrative fees	33,432
Increase in accrued trustees fees	2,502
Increase in other accrued expenses	19,173
Total adjustments	(34,192,504)
Net cash used by operating activities	$(745,538)
Non Cash Financing Activities
Reinvestment of dividends	$1,838,334

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
08-31-13	6.02	0.20	0.02	—	—	0.22	(0.22)	—	(0.22)	6.02	6.14
02-28-13	5.79	0.46	0.19	—	—	0.65	(0.42)	—	(0.42)	6.02	6.55
02-29-12	6.08	0.35	(0.32)	(0.00)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	—	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	—	(0.46)	7.34	7.84

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
08-31-13	3.71		(2.78)		2.12	1.63	2.12	6.72	889,551	55
02-28-13	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	60.70		81.66		1.93	1.77 (6)	1.99 (6)	5.56	830,785	38
02-28-09	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60
02-28-07	8.85		13.84		4.62	2.21	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		4.27	2.33	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		3.17	2.29	3.18	6.04	1,082,748	93
02-29-04	15.72		28.77		2.40	2.11	2.40	6.68	1,010,325	87

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
08-31-13	1.15	1.51	1.51	4.74	—	—	3	389,500	3,284	375,074	147,737
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	1.56	3.25	3.25	6.63	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	1.58	2.90	2.90	5.24	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	1.63	2.27	2.26	4.32	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	1.84	2.09	2.09	5.82	450,000	25,000	62,425	225,000	7,490	143,194	137,638

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Senior Loan and Other Security Valuation. All Senior loans and other securities are recorded at their estimated fair value, as described below. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from dealers in loans by an independent pricing service or other sources determined by the Trust's Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2013, 100.0% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. LLC ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates fair value. To the extent the Trust invests in other registered investment companies, the Trust's NAV is calculated based on the current NAV of the registered investment company in which the Trust invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended August 31, 2013, there have been no significant changes to the fair valuation methodologies.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the Trust's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Trust uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Trust can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented when the Trust has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations along with the change in unrealized appreciation or depreciation. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments.

For the period ended August 31, 2013, the Trust had an average quarterly contract amounts on forward foreign currency contracts to buy and sell of $289,136 and $44,395,251, respectively.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

H.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2013, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $711,223,612 and $772,876,475, respectively. At August 31, 2013, the Trust held senior loans valued at $1,297,695,296 representing 99.8% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Block Vision Holdings Corporation (719 Common Shares)	09/17/02	—
Lincoln Paper & Tissue LLC (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Total Restricted Securities (fair value $273,413 was 0.03% of net assets at August 31, 2013)		$—

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a sub-advisory agreement with ING IM, a Delaware limited liability company. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses (and acquired fund fees and expenses) to 1.05% of Managed Assets plus 0.15% of average daily net assets through July 1, 2014.

The Investment Adviser may at a later date recoup from the Trust management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Trust.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Trustees; or (iii) the Investment Advisory Agreement has been terminated.

As of August 31, 2013, there were no reimbursed fees that are subject to recoupment by the Investment Adviser.

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 7 — COMMITMENTS

The Trust has entered into a $425 million 364-day revolving credit agreement which matures July 21, 2014, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at August 31, 2013, was $389.5 million. Weighted average interest rate on outstanding borrowings during the year was 1.13%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 29.00% of total assets at August 31, 2013. Average borrowings for the period ended August 31, 2013 were $375,073,913 and the average annualized interest rate was 1.18% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

As of August 31, 2013, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Media General Inc.	$2,500,000

The net unrealized appreciation on these commitments of $4,988 as of August 31, 2013 is reported as such on the Statement of Assets and Liabilities.

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2013, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	24,980,237
8/17/09	5,000,000	5,000,000

As of August 31, 2013 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2013, the Trust held no unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
Number of Shares
Reinvestment of distributions from common shares	301,823	289,931
Proceeds from shares sold	7,840	20,605
Net increase in shares outstanding	309,663	310,536
Dollar Amount ($)
Reinvestment of distributions from common shares	$1,838,334	$1,728,800
Proceeds from shares sold	49,826	125,377
Net increase	$1,888,160	$1,854,177

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2013	Year Ended February 28, 2013
Ordinary Income	Ordinary Income
$32,831,104	$62,192,534

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
Income	(Depreciation)	Amount	Character	Expiration
$5,878,695	$8,014,141	$(560,828)	Short-term	2014
		(41,585,301)	Short-term	2017
		(125,812,939)	Short-term	2018
		(24,760,715)	Short-term	2019
		(31,573,122)	Long-term	None
		$(224,292,905)

The Trust's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of August 31, 2013, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING U.S., Inc. ("ING U.S."). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. ("ING Groep"), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the "Separation Plan").

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 12 — RESTRUCTURING PLAN (continued)

In May 2013, ING U.S. conducted an initial public offering of ING U.S. common stock (the "IPO").

On September 13, 2013, ING U.S. filed a new Registration Statement on Form S-1 with the U.S. Securities and Exchange Commission (the "SEC") in connection with another potential public offering of ING U.S. common stock held by ING Groep. ING U.S. will not issue or sell common stock in the offering. On October 23, 2013, ING U.S. announced the pricing of 33 million shares of its common stock being offered by ING Groep in this offering. Closing of the offering is expected to occur on October 29, 2013. ING Groep also granted the underwriters in the offering an option exercisable within 30 days, to acquire up to approximately an additional 5 million shares from ING Groep. This option was exercised in full. ING U.S. will not receive any proceeds from the offering.

ING Groep continues to own a majority of the common stock of ING U.S. ING Groep has stated that it intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep's remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep's divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Trust. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Trust in connection with the IPO. In addition, shareholders of the Trust were asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not be materially different from the current agreements. Shareholders of the Trust approved a new advisory and sub-advisory agreement on May 6, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Trust, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser's and affiliated entities' loss of access to the resources of ING Groep, which could adversely affect its business. It is anticipated that ING U.S., as a stand-alone entity, may be a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Trust and its operation.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2013 (Unaudited) (continued)

NOTE 12 — RESTRUCTURING PLAN (continued)

SHAREHOLDER PROXY PROPOSALS

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the "Nominees") for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on May 6, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Funds to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 13 — SUBSEQUENT EVENTS

Subsequent to August 31, 2013, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.033	8/30/13	9/10/13	9/23/13
$0.032	9/30/13	10/10/13	10/22/13

The Fund was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Fund, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Fund may in the future adopt a Managed Distribution Policy.

Effective close of business September 12, 2013, Mr. Gavin resigned as Trustee.

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 145.9%
		Aerospace & Defense: 0.2%
1,930,500		Data Device Corp., First Lien Term Loan, 7.500%, 07/11/18	$1,901,542	0.2
		Air Transport: 2.2%
14,500,000		American Airlines, Inc., Incremental Term Loan, 4.750%, 06/30/14	14,373,125	1.6
10,178		Delta Airlines, Inc., Corporate Term Loan, 5.000%, 04/20/17	10,252	0.0
3,241,875		United Airlines, Inc., Term Loan, 4.000%, 03/30/19	3,259,284	0.4
2,250,000		US Airways Group, Inc., Term Loan B1, 4.250%, 05/22/19	2,229,610	0.2
			19,872,271	2.2
		Automotive: 4.8%
11,764,912		Chrysler Group LLC, Term Loan B, 4.250%, 05/24/17	11,929,397	1.3
2,761,125		FleetPride Corporation, First Lien Term Loan, 5.250%, 11/19/19	2,692,097	0.3
2,498,642	(1)	Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	2,454,915	0.3
3,742,140		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	3,629,875	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	7,667,510	KAR Auction Services, Inc., Term Loan B, 5.000%, 05/19/17	$7,720,163	0.9
	2,985,000	Metaldyne, LLC, Term Loan B, 5.000%, 12/18/18	3,014,850	0.3
EUR	1,990,000	Metaldyne, LLC, Term Loan E, 6.500%, 12/15/18	2,648,105	0.3
	3,221,879	Remy International, Inc., Term Loan B, 4.250%, 03/05/20	3,237,988	0.4
	1,270,103	Schrader International, Lux Term Loan, 5.000%, 04/27/18	1,287,567	0.1
	977,023	Schrader International, US Term Loan, 5.000%, 04/27/18	990,458	0.1
	822,938	TI Group Automotive Systems, LLC, Term Loan B, 5.500%, 03/31/19	829,881	0.1
	2,290,042	UCI International, Inc., Term Loan B, 5.500%, 07/26/17	2,302,924	0.3
			42,738,220	4.8
		Building & Development: 3.3%
	2,150,000	Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	2,217,187	0.3
	8,201,990	Capital Automotive L.P., Term Loan, 4.000%, 04/10/19	8,258,379	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Building & Development (continued)
4,241,623		Custom Building Products, Inc., Term Loan B, 6.000%, 12/14/19	$4,278,737	0.5
1,800,000	(1)	Minimax Viking GmbH, First Lien Term Loan, 08/30/20	1,809,000	0.2
4,290,750		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	4,306,840	0.5
2,765,105		Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	2,778,931	0.3
5,572,001		Wilsonart LLC, Term Loan B, 5.500%, 10/31/19	5,545,534	0.6
			29,194,608	3.3
		Business Equipment & Services: 18.8%
7,267,794		Acosta, Inc., Term Loan D, 5.000%, 03/02/18	7,329,570	0.8
5,121,043		Advantage Sales & Marketing, Inc., Upsized First Lien Term Loan, 4.250%, 12/18/17	5,155,185	0.6
2,027,143		Advantage Sales & Marketing, Inc., Upsized Second Lien Term Loan, 8.250%, 06/17/18	2,067,686	0.2
2,000,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	2,040,626	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,950,125	AlixPartners LLP, Term Loan B-2, 5.000%, 07/09/20	$4,995,889	0.6
2,000,000	Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 06/15/20	2,006,876	0.2
1,300,000	Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 06/15/21	1,321,125	0.2
5,865,003	Avaya Inc., Term B-3 Loan, 4.788%, 10/26/17	5,240,380	0.6
4,979,223	Avaya Inc., Term B-5 Loan, 8.000%, 03/30/18	4,720,926	0.5
3,779,590	Catalent Pharma Solutions, Inc., Dollar term-2 loan, 5.250%, 09/15/17	3,804,395	0.4
1,525,000	Coinmach Service Corp., First Lien Term Loan, 4.250%, 11/14/19	1,533,006	0.2
6,400,000	CorpSource Finance Holdings, LLC, First Lien Term Loan, 5.250%, 04/30/18	6,416,000	0.7
1,860,000	CorpSource Finance Holdings, LLC, Second Lien, 8.750%, 04/30/19	1,878,600	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	4,464,625	First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	$4,483,229	0.5
	750,000	First American Payment Systems, Second Lien, 10.750%, 03/30/19	753,750	0.1
	2,250,000	First Data Corporation, 2017 Term Loan, 4.199%, 03/24/17	2,234,882	0.3
	10,000,000	First Data Corporation, 2018 Term Loan, 4.204%, 03/24/18	9,929,690	1.1
	4,777,846	GCA Services, Term Loan B, 5.250%, 11/01/19	4,798,749	0.5
	8,764,630	Go Daddy Operating Company, LLC, Term Loan, 4.250%, 12/17/18	8,775,586	1.0
EUR	1,285,000	Intertrust Group, Term Loan B, 4.612%, 02/04/20	1,694,398	0.2
	900,000	Intertrust Group, Term Loan B, 4.696%, 02/04/20	897,750	0.1
	1,300,000	ION Trading Technologies Limited, First Lien Term Loan, 45.000%, 05/22/20	1,303,520	0.2
	1,300,000	ION Trading Technologies Limited, Second Lien Term Loan, 8.250%, 05/21/21	1,302,438	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,140,000		Learning Care Group, Term Loan, 6.000%, 05/08/19	$2,144,013	0.2
5,000,000		Legal Shield, First Lien Term Loan, 7.250%, 05/30/19	4,983,335	0.6
2,000,000		Legal Shield, Second Lien Term Loan, 10.750%, 05/30/20	1,991,666	0.2
4,924,968		Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	4,974,218	0.6
375,000	(1)	Misys (Magic Newco 2 S.a.r.l.), Term Loan, 12/12/18	376,875	0.1
2,950,104		Property Data I, Inc., Term Loan B, 7.000%, 01/04/17	2,955,636	0.3
7,960,392		Quintiles Transnational Corp., B-2, 4.500%, 06/08/18	7,995,218	0.9
2,800,000		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	2,761,430	0.3
2,363,125		SGS International, Term Loan, 5.000%, 10/17/19	2,371,987	0.3
1,130,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2$, 5.250%, 11/30/19	1,139,040	0.1
1,900,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2$, 5.250%, 11/30/19	1,915,200	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
GBP	1,710,000	Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.757%, 11/30/19	$2,663,283	0.3
	780,000	Ship US Bidco, Inc. (Worldpay), Term Loan C2$, 4.750%, 11/30/19	784,875	0.1
	3,000,000	StoneRiver Group, LP, First Lien, 4.500%, 11/30/19	2,992,500	0.3
	370,000	StoneRiver Group, LP, Second Lien, 8.500%, 05/31/20	376,475	0.0
	2,885,500	Sungard Data Systems Inc, Term Loan B, Tranche D, 4.500%, 01/31/20	2,923,949	0.3
	4,523,663	SurveyMonkey. com, LLC, Term Loan B, 5.500%, 02/07/19	4,560,304	0.5
	921,667	Sutherland Global Services, Term Loan Cayman, 7.250%, 03/06/19	923,971	0.1
	2,040,833	Sutherland Global Services, Term Loan US, 7.250%, 03/06/19	2,045,935	0.2
	5,245,844	Trans Union LLC, Term Loan, 4.250%, 02/15/19	5,291,746	0.6
	1,592,010	Transfirst Holdings, Inc., First Lien Term Loan, 6.250%, 12/27/17	1,593,669	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,995,000	Vestcom International, Inc., Term Loan, 7.005%, 12/26/18	$1,985,025	0.2
	997,500	Wash Multi- Family Services, Term Loan, 5.250%, 02/21/19	1,002,488	0.1
	2,695,976	Web.com Group, Inc., Term Loan, 5.500%, 10/27/17	2,724,621	0.3
	17,594,087	West Corp, Term Loan B-8, 4.250%, 07/15/18	17,636,243	2.0
	1,109,425	WIS International, First Lien, 5.753%, 12/20/18	1,114,972	0.1
	500,000	WIS International, Second Lien, 10.250%, 06/01/19	507,500	0.1
			167,420,430	18.8
		Cable & Satellite Television: 4.1%
	2,900,482	Intelsat Jackson Holdings S.A., Term Loan B, 4.500%, 04/02/18	2,924,048	0.3
EUR	857,058	Numericable (YPSO France SAS) , Term Loan B (Acq) 1-II (Formerly extended), 4.867%, 06/16/16	1,139,195	0.1
EUR	1,588,213	Numericable (YPSO France SAS) , Term Loan B (Acq) 2-II (Formerly extended), 4.869%, 06/16/16	2,111,040	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Cable & Satellite Television (continued)
EUR	3,054,728	Numericable (YPSO France SAS) , Term Loan B (Recap) 1-II (Formerly extended), 4.867%, 06/16/16	$4,060,321	0.5
	2,590,925	RCN Cable, Term LoanB, 5.250%, 02/25/20	2,605,499	0.3
	4,179,144	San Juan Cable LLC, First Lien, 6.000%, 06/09/17	4,220,936	0.5
GBP	4,750,000	Virgin Media Investment Holdings Limited, Term Loan B, 4.500%, 06/05/20	7,404,573	0.8
	12,325,733	Wideopenwest Finance, LLC, Term LoanB, 4.750%, 03/27/19	12,438,403	1.4
			36,904,015	4.1
		Chemicals & Plastics: 8.7%
	2,560,000	Armacell, First Lien Term Loan, 5.500%, 06/30/20	2,528,000	0.3
	5,625,000	Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	5,646,094	0.6
	5,985,000	Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B, 4.750%, 02/03/20	6,033,257	0.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,246,875	Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B, 5.250%, 02/03/20	$1,664,370	0.2
	2,420,784	AZ Chem US Inc., Term Loan B, 5.256%, 12/22/17	2,447,263	0.3
	3,529,917	Chemtura Corporation, Term Loan, 5.500%, 08/29/16	3,560,803	0.4
	2,195,116	Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), Second Lien Term Loan, 6.060%, 11/15/14	2,207,007	0.3
	206,098	Cyanco Intermediate Corp., Term Loan B, 5.500%, 05/01/20	207,901	0.0
	1,999,950	Houghton International, Inc., First Lien Term Loan, 5.250%, 12/20/19	1,997,450	0.2
	650,000	Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	657,313	0.1
EUR	998,663	Ineos US Finance LLC , Term Loan, 4.250%, 05/04/18	1,316,378	0.1
	7,990,096	Ineos US Finance LLC, Cash Dollar Term Loan, 4.000%, 05/04/18	7,940,158	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Chemicals & Plastics (continued)
	11,882,603		Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 05/04/18	$11,808,337	1.3
	2,000,000		MacDermid, Inc. , First Lien Term Loan, 4.000%, 06/07/20	2,002,500	0.2
	658,392		Monarch (Allnex S.a.r.l.), First lien Term Loan B-1, 4.500%, 10/03/19	662,507	0.1
	341,608		Monarch (Allnex S.a.r.l.), First lien Term Loan B-2, 4.500%, 10/03/19	343,743	0.0
EUR	1,000,000	(1)	Monarch (Allnex S.a.r.l.), First Lien Term Loan, 10/01/19	1,324,102	0.2
	250,000		Monarch (Allnex S.a.r.l.), Second Lien Term Loan, 8.250%, 04/01/20	256,250	0.0
	2,345,000		Oxea S.a.r.l. , First Lien Term Loan, 4.250%, 12/04/19	2,347,169	0.3
EUR	1,200,000		Oxea S.a.r.l. , First Lien Term Loan, 4.500%, 12/04/19	1,587,932	0.2
	1,100,000		Oxea S.a.r.l. , Second Lien Term Loan, 8.250%, 06/04/20	1,100,000	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
800,000	Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	$809,500	0.1
6,500,000	Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	6,575,835	0.7
9,989,415	Univar Inc., Term Loan B, 5.000%, 06/30/17	9,794,312	1.1
2,923,000	Vantage Specialties Inc., Term Loan B, 5.000%, 02/11/18	2,944,922	0.3
		77,763,103	8.7
	Clothing/Textiles: 0.6%
3,295,000	Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/21/19	3,307,330	0.4
157,527	Totes Isotoner Corporation, Delayed Draw First Lien Term Loan, 7.292%, 07/07/17	158,019	0.0
1,519,229	Totes Isotoner Corporation, First Lien, 7.255%, 07/07/17	1,523,977	0.2
		4,989,326	0.6
	Conglomerates: 1.2%
3,069,798	Spectrum Brands, Inc., Term Loan, 4.507%, 12/17/19	3,096,658	0.3
2,590,000	Waterpik, First Lien, 5.750%, 07/01/20	2,551,150	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Conglomerates (continued)
	5,157,074	WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	$5,182,860	0.6
			10,830,668	1.2
		Containers & Glass Products: 4.2%
	530,000	Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/02/19	533,810	0.1
	3,000,000	EveryWare, Inc., Term Loan, 7.500%, 04/17/20	3,029,064	0.3
	3,235,823	Husky Injection Molding Systems, Ltd, Term Loan B, 5.750%, 06/30/18	3,244,925	0.4
	1,620,000	Otter Products, Term Loan B, 5.250%, 04/29/19	1,628,596	0.2
	2,752,066	Pro Mach, Inc, Term Loan, 5.000%, 07/06/17	2,770,986	0.3
	19,343,825	Reynolds Group Holdings Inc, Euro Term Loan, 4.750%, 09/28/18	19,504,456	2.2
EUR	969,496	Reynolds Group Holdings Inc, USD Term Loan, 5.000%, 09/28/18	1,290,647	0.1
	4,059,000	TricorBraun, Term Loan, 5.503%, 05/03/18	4,077,602	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
711,018	WNA Holdings Inc (a.k.a Waddington Group), Term Loan (Canadian Borrower), 4.500%, 06/07/20	$714,129	0.1
386,232	WNA Holdings Inc (a.k.a Waddington Group), Term Loan (US Borrower), 4.500%, 05/23/20	387,922	0.0
		37,182,137	4.2
	Cosmetics/Toiletries: 0.9%
2,315,000	KIK Custom Products, Inc., First Lien, 5.500%, 04/29/19	2,299,084	0.2
6,234,375	Sun Products Corporation, Term Loan B, 5.500%, 03/23/20	6,047,344	0.7
		8,346,428	0.9
	Diversified Insurance: 3.3%
4,395,413	AmWINS Group, Inc., Term Loan, 5.000%, 09/06/19	4,422,884	0.5
3,380,095	Applied Systems Inc., First Lien Term Loan, 5.500%, 12/08/16	3,405,446	0.4
1,700,000	Applied Systems Inc., Second Lien Term Loan, 9.500%, 06/08/17	1,718,595	0.2
3,250,000	Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.250%, 04/16/20	3,260,156	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Diversified Insurance (continued)
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	$1,422,166	0.2
4,545,000		National Financial Partners Corp., Term Loan B, 5.250%, 06/25/20	4,570,566	0.5
4,930,769		Sedgwick Holdings, Inc., First Lien Term Loan, 4.250%, 06/12/18	4,952,341	0.5
5,124,250		USI, Inc., Term Loan B, 5.250%, 12/27/19	5,158,839	0.6
			28,910,993	3.3
		Ecological Services & Equipment: 2.6%
5,196,670		4L Holdings Inc., Term Loan B, 6.765%, 05/07/18	5,199,876	0.6
16,964,750		ADS Waste Holdings, Inc., Term Loan B, 4.250%, 10/09/19	17,041,618	1.9
691,250		WCA Waste Corporation, Term Loan B-1, 4.000%, 03/23/18	693,410	0.1
			22,934,904	2.6
		Electronics/Electrical: 13.2%
1,333,333	(1)	Aspect Software, Inc., Term Loan, 05/09/16	1,340,544	0.1
7,677,500		Attachmate Corporation, First Lien Term Loan, 7.272%, 11/22/17	7,750,160	0.9
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,000,000		Blackboard Inc., Second Lien Term Loan B, 11.500%, 04/04/19	$3,052,500	0.3
	7,941,592		Blackboard Inc., Term Loan B-2, 6.250%, 10/04/18	8,011,081	0.9
	3,840,000		Blue Coat Systems, Inc., First Lien Term Loan, 4.500%, 05/31/19	3,852,000	0.4
	3,100,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	3,123,250	0.4
EUR	7,700,000	(1)	BMC Software, Inc., Term Loan, 08/19/20	10,209,567	1.1
	2,500,000	(1)	BMC Software, Inc., Term Loan, 08/19/20	2,502,345	0.3
	2,600,000	(1)	Dealer Computer Services Inc. , 2nd Lien Term Loan, 02/19/21	2,663,375	0.3
	7,900,000	(1)	Dealer Computer Services Inc., Term Loan B, 08/19/20	7,959,953	0.9
	4,066,440		Epicor Software Corporation, Term Loan, 5.000%, 05/16/18	4,095,669	0.5
	1,000,000		Eze Castle Software, Inc., First Lien Term Loan, 4.750%, 04/06/20	1,005,417	0.1
	225,000		Eze Castle Software, Inc., Second Lien Term Loan, 8.750%, 03/18/21	228,234	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	5,700,763	Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.000%, 03/01/20	$5,741,740	0.6
EUR	2,493,750	Greeneden U.S. Holdings II, LLC, Term Loan, 4.750%, 02/08/20	3,314,331	0.4
	1,865,625	Hyland Software, Inc., First Lien Term Loan, 5.500%, 10/25/19	1,875,653	0.2
	13,135,850	Infor, Inc., Term Loan B2, 5.340%, 04/05/18	13,226,159	1.5
	10,263,836	Kronos Incorporated, First Lien Term Loan, 4.500%, 10/30/19	10,334,400	1.2
	4,849,155	Open Link Financial, Inc., Term Loan, 7.750%, 10/30/17	4,867,339	0.5
	8,365,157	RedPrairie Corporation, First Lien Term Loan, 6.750%, 12/21/18	8,466,233	1.0
	2,374,194	RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	2,430,087	0.3
	3,970,050	Sabre Inc., Term B Facility, 5.253%, 02/19/19	4,014,713	0.5
	3,947,604	Spansion LLC, Term Loan, 5.250%, 12/15/18	3,977,211	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,105,263	Websense, Inc., Second Lien Term Loan, 8.250%, 12/27/20	$1,109,408	0.1
2,300,000	Websense, Inc., Term Loan B, 4.500%, 06/27/20	2,300,000	0.3
		117,451,369	13.2
	Equipment Leasing: 0.4%
250,000	Brock Holdings, Inc., Second Lien Term Loan, 10.000%, 03/16/18	253,958	0.0
3,344,983	Brock Holdings, Inc., Term Loan B, 6.011%, 03/16/17	3,378,433	0.4
		3,632,391	0.4
	Equity REITs and REOCs: 0.9%
1,950,000	Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/31/20	1,971,329	0.2
5,611,835	Nuveen Investments, Inc., First Lien Term Loan, 4.193%, 05/13/17	5,608,328	0.7
		7,579,657	0.9
	Financial Intermediaries: 0.1%
1,271,813	MoneyGram International, Inc., Term Loan B, 4.250%, 04/01/20	1,280,821	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Food Products: 4.0%
	5,472,500		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	$5,538,624	0.6
	4,000,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	4,080,000	0.5
	3,567,729		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	3,581,108	0.4
	3,075,000		CSM Bakery Supplies, First Lien Term Loan, 4.750%, 06/30/20	3,055,781	0.3
	1,000,000		CSM Bakery Supplies, Second Lien Term Loan, 8.500%, 06/30/21	990,000	0.1
EUR	8,500,000	(1)	D.E. Master Blenders, Term Loan B2, 10/01/18	11,291,701	1.3
	4,791,571		NPC International, Term Loan B, 4.500%, 12/28/18	4,827,508	0.5
	997,500		Reddy Ice Corporation, First Lien Term Loan, 6.750%, 04/01/19	995,006	0.1
GBP	1,000,000	(1)	United Biscuits Holdco Limited, Term Loan B1, 07/31/20	1,564,098	0.2
				35,923,826	4.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Service: 1.2%
1,321,348	Hearthside Food Solutions, LLC, Term Loan, 6.503%, 06/07/18	$1,327,955	0.1
5,164,688	Landry's Restaurants, Term Loan, 4.750%, 04/24/18	5,207,296	0.6
4,218,125	P.F. Chang's China Bistro, Inc., Term Loan B, 5.250%, 06/30/19	4,278,760	0.5
		10,814,011	1.2
	Food/Drug Retailers: 1.7%
1,448,756	Albertsons LLC, Term Loan B-1, 4.250%, 03/21/16	1,459,017	0.2
945,244	Albertsons LLC, Term Loan B-2, 4.750%, 03/21/19	948,080	0.1
1,995,000	Del Taco, Term Loan, 7.250%, 10/01/18	2,004,975	0.2
4,982,278	Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/13/19	4,904,430	0.5
3,199,886	Sprouts Farmers Market, Term Loan, 4.500%, 04/23/20	3,213,885	0.4
2,740,952	Supervalu, Term Loan, 5.000%, 03/21/19	2,753,802	0.3
		15,284,189	1.7
	Forest Products: 0.1%
748,125	Xerium Technologies, Inc., Term Loan B, 6.250%, 05/01/19	754,204	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Health Care: 11.2%
	1,268,625		ATI Physical Therapy, Term Loan B, 5.750%, 12/20/19	$1,283,690	0.2
	1,670,000		BSN Medical, Term Loan B1A, 5.000%, 08/28/19	1,679,394	0.2
EUR	375,000	(1)	BSN Medical, Term Loan B2B, 08/28/19	499,066	0.1
	3,073,947		CHG Medical Staffing, Inc., Upsized First Lien Term Loan, 5.000%, 11/19/19	3,101,807	0.4
	675,000		CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	691,875	0.1
	4,753,966		ConvaTec, Dollar Term Loan, 5.000%, 12/22/16	4,791,560	0.5
	3,785,563		DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	3,823,419	0.4
	5,092		Envision Healthcare Corporation, Term Loan B, 4.000%, 05/25/18	5,110	0.0
	1,250,000		Genex Services, Inc., First Lien Term Loan B, 5.250%, 06/26/18	1,262,500	0.1
	1,425,000	(1)	Harvard Drug Group LLC, Term Loan B-1, 08/15/20	1,437,469	0.2
	6,217,481		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	6,262,172	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,912,999	Immucor, Inc., Term B-2 loan, 5.000%, 08/17/18	$4,951,895	0.6
10,842,993	Kinetic Concepts, Inc., Incremental Term D-1, 4.500%, 05/04/18	10,928,837	1.2
5,725,000	MedSolutions Holdings, Inc., Term Loan B, 6.500%, 06/30/19	5,735,734	0.7
9,750,000	Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	9,829,219	1.1
3,025,000	Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	3,019,328	0.3
5,706,947	Par Pharmaceutical Companies, Term Loan B, 4.250%, 09/30/19	5,696,840	0.6
5,319,270	Pharmaceutical Product Development, Inc., Term Loan B-1, 4.250%, 12/05/18	5,354,595	0.6
2,147,867	Press Ganey, First Lien, 4.250%, 04/20/18	2,158,606	0.2
1,231,579	Press Ganey, Second Lien, 8.250%, 08/31/18	1,240,816	0.1
1,000,000	Steward Health Care System LLC, Term Loan B, 6.750%, 03/30/20	977,500	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
1,856,925	Surgical Care Affiliates LLC, Class C Term Loan, 5.500%, 06/29/18	$1,869,088	0.2
548,625	Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	550,847	0.1
723,188	United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/01/19	729,515	0.1
4,937,750	United Surgical Partners International, Inc., Incremental Term Loan, 7.000%, 04/01/19	4,980,955	0.6
16,168,750	Valeant Pharmaceuticals International, Inc., Series E Tranche B, 4.500%, 08/31/20	16,337,180	1.8
		99,199,017	11.2
	Home Furnishings: 2.2%
12,139,000	AOT Bedding Super Holdings, LLC, Term Loan B, 5.003%, 10/01/19	12,199,695	1.4
3,912,244	Hillman Group, Inc., Term Loan B, 4.250%, 05/31/17	3,948,921	0.4
1,496,250	Hunter Fan Company, First Lien Term Loan, 6.500%, 12/31/17	1,503,731	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,000,000		Monitronics International, Inc., Term Loan, 4.250%, 03/23/18	$2,010,000	0.2
	81,214		Tempur-Pedic International, Inc., Term LoanB, 3.500%, 03/18/20	80,565	0.0
				19,742,912	2.2
			Industrial Equipment: 6.9%
	5,771,000		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	5,748,909	0.6
	1,077,215		Alliance Laundry Systems LLC, First Lien Term Loan, 4.500%, 12/10/18	1,081,255	0.1
	1,343,250		Ameriforge Group Inc., First Lien Term Loan, 6.000%, 12/19/19	1,348,287	0.2
	582,500		Ameriforge Group Inc., Second Lien Term Loan, 9.750%, 01/30/21	591,237	0.1
	1,546,125		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	1,554,217	0.2
EUR	900,000	(1)	CeramTec GmbH, Term Loan B, 08/30/20	1,196,892	0.1
	1,500,000	(1)	CeramTec GmbH, Term Loan B, 08/30/20	1,501,875	0.2
	2,593,500		Doncasters Group Limited, First lien Term Loan, 5.500%, 04/09/20	2,621,056	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Industrial Equipment (continued)
	2,690,446		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Term Loan B, 4.750%, 03/26/20	$2,699,695	0.3
EUR	3,428,571		Gardner Denver, Inc., Term Loan B, 4.750%, 07/30/20	4,530,345	0.5
	5,250,000		Gardner Denver, Inc., Term Loan B, 42.500%, 07/30/20	5,233,893	0.6
	5,780,000		Harvey Gulf International Marine, LLC, Term Loan B, 5.500%, 06/14/20	5,816,125	0.7
	2,800,000		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	2,770,250	0.3
	6,235,000		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	6,176,547	0.7
	6,300,000		Schaeffler AG, Term Loan C, 4.250%, 01/27/17	6,334,619	0.7
EUR	3,333,333		Schaeffler AG, Term Loan C, 4.750%, 01/27/17	4,424,129	0.5
	413,983	(1)	Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, 05/09/17	410,102	0.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,400,000	Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	$2,358,000	0.3
	2,983,886	Terex Corporation, Term Loan, 4.500%, 04/28/17	3,023,423	0.3
EUR	1,134,742	Terex Corporation, Term Loan, 5.000%, 04/28/17	1,521,248	0.2
			60,942,104	6.9
		Leisure Good/Activities/Movies: 4.5%
	5,609,368	24 Hour Fitness Worldwide, Inc., Term Loan B, 7.500%, 04/22/16	5,670,723	0.6
	5,925,300	Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 4.500%, 04/30/19	5,980,849	0.7
	2,992,500	Equinox Holdings, Inc., First Lien Term Loan, 4.250%, 01/31/20	3,011,203	0.3
	4,558,331	FGI Operating, Term Loan, 5.500%, 04/19/19	4,581,122	0.5
	9,950,000	Getty Images, Inc., Term Loan B, 4.750%, 10/18/19	9,614,188	1.1
	285,714	NEP/NCP Holdco, Inc., Second Lien, 9.500%, 07/23/20	293,691	0.0
	646,750	NEP/NCP Holdco, Inc., Term Loan B, 4.750%, 01/22/20	650,995	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Leisure Good/Activities/Movies (continued)
3,018,544	SRAM, LLC, First Lien Term Loan, 4.766%, 04/10/20	$3,010,961	0.3
950,000	TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 11/20/20	978,500	0.1
2,690,188	Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,688,506	0.3
3,969,866	Zuffa, LLC, Term Loan, 5.750%, 02/25/20	3,987,235	0.5
		40,467,973	4.5
	Lodging & Casinos: 7.1%
1,340,000	American Casino and Entertainment Properties LLC, First Lien Term Loan, 6.000%, 07/02/20	1,356,750	0.2
3,000,000	Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	3,014,064	0.3
6,414,584	Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	6,395,872	0.7
7,584,690	Caesars Entertainment Operating Company, Inc., Term Loan B5, 4.443%, 01/28/18	6,671,819	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
6,570,774		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.454%, 01/28/18	$5,909,590	0.7
1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, 04/25/17	1,286,156	0.1
5,088,753		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	5,093,842	0.6
1,371,563		Centaur Acquisition, LLC, First Lien Term Loan, 5.250%, 02/21/19	1,378,420	0.2
500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	505,000	0.1
535,170	^,(2),(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	117,737	0.0
1,070,339	^,(2),(3)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	235,475	0.0
1,223,602		Golden Nugget, Inc., Delayed Draw Term Loan, 3.210%, 06/30/14	1,210,984	0.1
2,140,906		Golden Nugget, Inc., First Lien Term Loan, 3.210%, 06/30/14	2,118,829	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Lodging & Casinos (continued)
	800,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 05/31/20	$824,000	0.1
	2,985,000		Peppermill Casinos, Inc., Term Loan B, 7.250%, 10/31/19	3,040,945	0.3
	2,800,000		Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/09/20	2,815,717	0.3
EUR	1,250,000		Scandic Hotels AB, Term Loan B2, 2.422%, 07/09/15	1,591,151	0.2
EUR	1,250,000		Scandic Hotels AB, Term Loan C2, 2.847%, 07/08/16	1,591,151	0.2
	10,000,000	(1)	Scientific Games International, Inc., Term Loan B, 09/30/20	9,927,080	1.1
	7,231,875		Station Casinos LLC, Term Loan, 5.000%, 02/28/20	7,308,714	0.8
	609,583		Twin River Management Group, Inc., Term Loan B, 5.250%, 09/01/18	616,822	0.1
				63,010,118	7.1
			Nonferrous Metals/Minerals: 1.2%
	2,723,175		Constellium Holdco BV, Term Loan B, 6.250%, 03/25/20	2,811,678	0.3
	5,563,032		Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	5,571,143	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
900,000		Murray Energy Corporation, Term Loan B, 4.750%, 05/24/19	$901,125	0.1
646,725		Noranda Aluminum Acquisition Corp., Term Loan, 5.750%, 02/28/19	616,006	0.1
1,000,000		Oxbow Carbon LLC, Term B Facility, 4.250%, 07/19/19	1,007,500	0.1
			10,907,452	1.2
		Oil & Gas: 1.6%
4,415,000		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	4,415,000	0.5
493,243		Crestwood Holdings, LLC, Term Loan, 7.000%, 05/30/19	502,491	0.0
8,070,054		FTS International, Inc. (fka FracTech), Term Loan, 8.500%, 05/06/16	7,928,828	0.9
1,700,000		Samson Investment Company, Second Lien Term Loan, 6.000%, 09/25/18	1,716,575	0.2
			14,562,894	1.6
		Publishing: 5.3%
983,380	^	Caribe Media Inc., Term Loan, 10.000%, 11/18/14	894,876	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Publishing (continued)
8,857,604	^,(2),(3)	Cengage Learning, Inc., Extended Term Loan B, 5.710%, 07/05/17	$6,383,011	0.7
2,968,504	^,(2),(3)	Cengage Learning, Inc., Term Loan, 5.710%, 07/03/14	2,139,796	0.2
2,593,500		Cenveo Corporation, Term Loan B, 6.250%, 02/13/17	2,609,709	0.3
1,403,224		Dex Media East, LLC, Term Loan, 6.000%, 10/24/14	1,092,410	0.1
4,234,352		Dex Media West, LLC, Term Loan, 8.000%, 10/24/14	3,578,027	0.4
1,515,303	^,(3)	HIBU PLC (fka Yell Group PLC), New Term Loan B, 07/31/14	334,720	0.0
1,995,000		McGraw Hill Global Education, Term Loan B, 9.000%, 03/22/19	2,019,937	0.2
1,293,500		Merrill Communications, LLC, Term Loan B, 7.250%, 03/08/18	1,308,052	0.2
1,771,936		Nelson Canada , First Lien C$, 2.810%, 07/03/14	1,520,543	0.2
3,116,532		Penton Media, Inc., Term Loan B, 6.000%, 08/01/14	3,054,202	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	6,544,808	R.H. Donnelley Corporation, Term Loan, 9.750%, 10/24/14	$4,879,973	0.6
EUR	1,875,000	Springer Science + Business Media S.A., Term Loan B, 5.250%, 08/01/20	2,484,548	0.3
	7,500,000	Springer Science + Business Media S.A., Term Loan B, 5.000%, 08/01/20	7,459,373	0.8
	9,519,527	SuperMedia, Inc., Term Loan, 11.000%, 12/30/16	7,478,778	0.8
			47,237,955	5.3
		Radio & Television: 5.3%
	2,246,225	Barrington Broadcasting Group, Term Loan B, 7.500%, 06/14/17	2,247,629	0.3
	10,921,330	Clear Channel Communications, Inc., Term Loan B, 3.854%, 01/29/16	10,211,444	1.2
	5,668,698	Cumulus Media Holdings Inc., First Lien Term Loan B, 4.500%, 09/17/18	5,719,455	0.6
	1,208,333	Entercom Communications Corporation, B-1, 5.028%, 11/23/18	1,223,186	0.1
	3,252,019	FoxCo Acquisition, LLC, Term Loan B, 5.500%, 07/31/17	3,275,027	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Radio & Television (continued)
	2,699,099		Gray Television, Inc., Term Loan B, 4.750%, 10/31/19	$2,721,029	0.3
	500,000		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	502,708	0.1
	1,726,667		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,741,055	0.2
	4,675,781		Univision Communications, Inc., First Lien Term Loan, 4.000%, 03/01/20	4,651,916	0.5
	14,463,750		Univision Communications, Inc., Term LoanC 2, 4.750%, 02/13/20	14,486,357	1.6
				46,779,806	5.3
			Retailers (Except Food & Drug): 13.7%
	4,905,706		99 Cents Only Stores, Term Loan Facility, 5.250%, 01/15/19	4,942,499	0.6
	5,910,338		Academy Ltd., Term Loan, 4.750%, 08/03/18	5,950,510	0.7
EUR	2,285,000	(1)	Action Holding B.V., Facility C, 09/30/19	3,019,286	0.3
GBP	3,000,000		B&M Retail Ltd, Facility B, 6.006%, 02/28/20	4,644,480	0.5
	19,949,501		BJs Wholesale Club, First Lien Term Loan, 4.250%, 09/26/19	19,996,263	2.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,050,353	BJs Wholesale Club, Second Lien Term Loan, 9.750%, 03/26/20	$4,140,643	0.5
5,484,311	Burlington Coat Factory, Term Loan B2, 4.250%, 02/23/17	5,527,500	0.6
4,581,453	Guitar Center, Inc., Extended Term Loan, 5.560%, 04/10/17	4,515,595	0.5
5,409,125	Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 12/31/19	5,463,216	0.6
4,883,900	Leslies Poolmart, Inc., Term Loan, 5.250%, 10/16/19	4,932,739	0.6
1,792,143	Northern Tool & Equipment Company, Inc., Term Loan, 7.018%, 12/10/19	1,808,944	0.2
6,077,608	Ollie's Holdings, Inc., Term Loan, 6.250%, 09/25/19	6,104,197	0.7
5,607,550	OneStopPlus, Term Loan B, 5.500%, 02/05/20	5,639,093	0.6
10,945,000	Party City Holdings Inc, Term Loan B, 4.250%, 07/29/19	10,955,223	1.2
2,744,274	Pep Boys, Term Loan B, 5.000%, 10/11/18	2,764,823	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Retailers (Except Food & Drug) (continued)
EUR	1,000,000		Picard Groupe, Senior Secured FRNs, 4.476%, 07/31/19	$1,340,612	0.2
	1,315,467		Pilot Travel Centers LLC, Incremental Term Loan B, 4.250%, 08/07/19	1,323,140	0.1
	3,671,971		Pilot Travel Centers LLC, Term Loan B, 3.750%, 03/30/18	3,671,971	0.4
	6,336,120		Savers, Term Loan B, 5.000%, 07/09/19	6,403,441	0.7
	4,048,750		Sleepy's Holdings, LLC, Term Loan, 7.250%, 03/30/19	4,079,116	0.5
	6,911,095		Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	6,814,990	0.8
EUR	3,506,330		Vivarte S.A.S., New Term B2 Finartex, 5.173%, 03/31/18	4,023,320	0.5
	3,619,371		Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	3,654,055	0.4
				121,715,656	13.7
			Steel: 1.7%
	14,751,313	(1)	FMG Resources (August 2006) Pty Ltd, Term Loan, 5.250%, 10/18/17	14,826,087	1.7
			Surface Transport: 0.8%
	2,786,000		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	2,787,162	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,870,613		Wabash National Corporation, Term Loan B, 6.101%, 05/15/19	$3,898,029	0.5
				6,685,191	0.8
			Telecommunications: 7.2%
	1,792,250	(1)	Alcatel-Lucent, Term Loan, 7.250%, 01/30/19	1,804,566	0.2
EUR	1,417,875		Alcatel-Lucent, Term Loan, 7.750%, 01/30/19	1,885,838	0.2
	15,901,691		Asurion, LLC, Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19	15,737,713	1.8
	4,680,000		Asurion, LLC, Incremental Tranche B-2 Term Loan, 3.500%, 06/21/20	4,492,800	0.5
	3,980,000		Consolidated Communications, Inc., Term Loan B-3, 5.250%, 12/31/18	4,021,046	0.4
	1,725,000		Cricket Communications, Inc., Term Loan C, 4.750%, 04/16/20	1,734,344	0.2
	4,552,007		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,476,138	0.5
	1,700,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,656,438	0.2
	2,693,815		Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 05/31/19	2,703,917	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Telecommunications (continued)
5,300,000			Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.750%, 08/01/19	$5,326,463	0.6
3,850,000			Lightower Fiber Networks, First Lien, 4.500%, 04/13/20	3,859,625	0.4
615,000			Securus Technologies, Inc., First Lien Term Loan, 4.750%, 04/19/20	607,056	0.1
3,148,075			Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/23/19	3,169,719	0.4
6,001,281			U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	6,008,782	0.7
6,240,226			Zayo Group, LLC, Term Loan B, 4.500%, 07/02/19	6,274,840	0.7
				63,759,285	7.2
			Utilities: 0.7%
2,536,410			Dynegy Inc., B-2 Term Loan, 4.000%, 04/23/20	2,525,948	0.3
3,736,640	(2	),(3)	Longview Power, LLC, Extended Term Loan, 7.250%, 10/31/17	2,087,847	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,532,108		Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	$1,535,938	0.2
			6,149,733	0.7
		Total Senior Loans (Cost $1,298,043,337)	1,297,695,296	145.9
Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
154	@,X	AR Broadcasting (Warrants)	—	0.0
888,534	@,R,X	Ascend Media (Residual Interest)	—	0.0
719	@,R,X	Block Vision Holdings Corporation	—	0.0
3,160	@,X	Caribe Media Inc.	—	0.0
117,133	@	Cumulus Media Inc . (Class A Common Shares)	562,238	0.1
14,294	@	Dex Media Inc.	132,505	0.0
9	@,X	Faith Media Holdings, Inc. (Residual Interest)	174,607	0.0
92,471	@	Glodyne Techoserve, Ltd.	7,684	0.0
498,762	@,X	GTS Corp.	—	0.0
31,238	@	Hawaiian Telcom	775,015	0.1
291	@,R,X	Lincoln Paper & Tissue, LLC	—	0.0
5,933,579	@,R,X	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—	0.0
9,788	@	Mega Brands	143,128	0.0
106,702	@,X	Northeast Biofuels (Residual Interest)	—	0.0
57,804	@,R,X	Safelite Realty Corporation	273,413	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS (continued)
19,404	@,X	U.S. Shipping Partners, L.P.	$—	0.0
275,292	@,X	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
		Total Equities and Other Assets (Cost $1,519,593)	2,068,590	0.2
		Total Investments (Cost $1,299,562,930)	$1,299,763,886	146.1
		Liabilities in Excess of Other Assets	(410,212,648)	(46.1)
		Net Assets	$889,551,238	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

R  Restricted Security

X  Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.

^  This Senior Loan Interest is non-income producing.

(1)  Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  Loan is on non-accrual basis.

EUR  EU Euro

GBP  British Pound

  Cost for federal income tax purposes is $1,300,005,571.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$12,795,114
Gross Unrealized Depreciation	(13,036,799)
Net Unrealized Depreciation	$(241,685)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Equities and Other Assets	$1,612,886	$7,684	$448,020	$2,068,590
Senior Loans	—	1,297,695,296	—	1,297,695,296
Total Investments, at fair value	$1,612,886	$1,297,702,980	$448,020	$1,299,763,886
Other Financial Instruments+
Unfunded commitments	—	4,988	—	4,988
Forward Foreign Currency Contracts	—	348,445	—	348,445
Total Assets	$1,612,886	$1,298,056,413	$448,020	$1,300,117,319
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(38,426)	$—	$(38,426)
Total Liabilities	$—	$(38,426)	$—	$(38,426)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2013, the following forward foreign currency contracts were outstanding for the ING Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	35,099,000	Sell	09/18/13	$46,709,327	$46,360,882	$348,445
State Street Bank	British Pound	9,600,000	Sell	09/18/13	14,834,688	14,873,114	(38,426)
							$310,019

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$348,445
Total Asset Derivatives		$348,445
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$38,426
Total Liability Derivatives		$38,426

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF AUGUST 31, 2013 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Trust's Statement of Operations for the period ended August 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$70,948
Total	$70,948
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$(321,152)
Total	$(321,152)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2013:

State Street Bank
Assets:
Forward foreign currency contracts	$348,445
Total Assets	$348,445
Liabilities:
Forward foreign currency contracts	$38,426
Total Liabilities	$38,426
Net OTC derivative instruments by counterparty, at fair value	$310,019
Total collateral pledged by Trust/(Received from counterparty)	$—
Net Exposure(1)	$310,019

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Reinvestment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, BNY will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of: (i) NAV; or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by BNY when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 336-3436.

KEY FINANCIAL DATES — CALENDAR 2013 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2013	February 7, 2013	February 25, 2013
February 28, 2013	March 7, 2013	March 22, 2013
March 28, 2013	April 8, 2013	April 22, 2013
April 30, 2013	May 8, 2013	May 22, 2013
May 31, 2013	June 6, 2013	June 24, 2013
June 28, 2013	July 8, 2013	July 22, 2013
July 31, 2013	August 8, 2013	August 22, 2013
August 30, 2013	September 6, 2013	September 23, 2013
September 30, 2013	October 8, 2013	October 22, 2013
October 31, 2013	November 7, 2013	November 22, 2013
November 29, 2013	December 6, 2013	December 23, 2013
December 20, 2013	December 27, 2013	January 13, 2014

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of August 31, 2013 was 3,297 which does not include approximately 46,324 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.inginvestment.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on June 27, 2013 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

An annual shareholder meeting of the ING Prime Rate Trust Registrant was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1  To approve a new investment advisory agreement for the Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2  To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

6  To elect 13 nominees to the Board of Trustees of ING Prime Rate Trust.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Prime Rate Trust	1	*	77,565,460.909	2,554,960.555	2,233,592.532	16,331,548.562	98,685,562.558
	2	*	77,344,441.531	2,827,093.039	2,182,479.426	16,331,548.562	98,685,562.558
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	6	*	95,782,584.832	2,902,977.726	0.000	0.000	98,685,562.558
John V. Boyer	6	*	95,902,840.480	2,782,722.078	0.000	0.000	98,685,562.558
Patricia W. Chadwick	6	*	95,815,852.001	2,869,710.557	0.000	0.000	98,685,562.558
Albert E. DePrince, Jr.	6	*	95,799,376.341	2,886,186.217	0.000	0.000	98,685,562.558
Peter S. Drotch	6	*	95,789,427.809	2,896,134.749	0.000	0.000	98,685,562.558
J. Michael Earley	6	*	95,893,878.954	2,791,683.604	0.000	0.000	98,685,562.558
Martin J. Gavin	6	*	95,886,917.988	2,798,644.570	0.000	0.000	98,685,562.558
Russell H. Jones	6	*	95,900,701.946	2,784,860.612	0.000	0.000	98,685,562.558
Patrick W. Kenny	6	*	95,894,128.575	2,791,433.983	0.000	0.000	98,685,562.558
Shaun P. Mathews	6	*	95,815,696.315	2,869,866.243	0.000	0.000	98,685,562.558
Joseph E. Obermeyer	6	*	95,914,269.560	2,771,292.998	0.000	0.000	98,685,562.558
Sheryl K. Pressler	6	*	95,885,389.743	2,800,172.815	0.000	0.000	98,685,562.558
Roger B. Vincent	6	*	95,807,557.663	2,878,004.895	0.000	0.000	98,685,562.558

*Proposals Passed

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:
ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

SAR-UPRT     (0813-102513)

ITEM 2.                          CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                          AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                          SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                          PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                   CONTROLS AND PROCEDURES.

(a)                                 Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                   EXHIBITS.

(a)(1)                  The Code of Ethics is not required for the semi-annual filing.

(a)(2)                 A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                  Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 5, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 5, 2013